Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Consolidated Statement Of Financial [Abstract]
Share capital, issued (in Shares)	120,507,401	111,462,617
Share capital, outstanding (in Shares)	120,507,401	111,462,617